Consolidated Statements of Equity (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common Stock, Shares Beginning Balance	366,857	366,861	366,867
Purchase of treasury stock, Shares	4	4	6
Reissuance of treasury stock, Shares	0	0	0
Acquisition of noncontrolling interests with the consolidated subsidiary merger, Shares	859
Common Stock, Shares Ending Balance	367,712	366,857	366,861